Earnings per share (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares
Disclosure of Earnings per share [Abstract]
Net profit - as reported	₨ 1,257,945	$ 16,594	₨ 1,531,862	₨ 705,377
Weighted average number of shares - basic	182,468,672	182,468,672	179,533,536	179,180,285
Basic earnings per share | (per share)	₨ 6.89	$ 0.1	₨ 8.53	₨ 3.94
Weighted average number of shares - diluted	187,016,037	187,016,037	181,216,005	180,643,177
Diluted earnings per share | (per share)	₨ 6.73	$ 0.09	₨ 8.45	₨ 3.9